MESSAGE FROM THE PRESIDENT


Table of Contents

                                              Page
Message from the President                      1
Manager's Discussion                            3
Performance Summaries
 Class I Shares                                 5
 Class II Shares                                7
1996 Annual Meeting
of Shareholders                                 9
Statement of Investments                       10
Financial Statements                           25
Notes to Financial Statements                  27

January 15, 1997

Dear Shareholder:

It's a pleasure to bring you the Franklin New York Tax-Free Income Fund's semi-annual report for the period ended November 30, 1996.

The reporting period might well be described as six months of frequent interest rate fluctuations, with the 30-year U.S. Treasury bond's yield bouncing as high as 7.13% before closing at 6.36% on November 30, 1996.* Some of this movement can be attributed to speculation on the direction of short-term interest rates. Indeed, newspaper headlines over the last six months declared the economy was overheating one day and stalling the next -- all of which seems to suggest a slow growth trend.

*Source: Micropal.

We expect that the Franklin New York Tax-Free Income Fund should perform well in this relatively slow growth environment. Although the economy appears stable at the moment, market uncertainties persist.

While market volatility can be unsettling, it is important to remember that financial markets have always been -- and always will be -- subject to fluctuation. No one can predict the future performance of the securities markets, but history has shown that, over the long term, stocks and bonds have delivered impressive results when left to compound. For this reason, we encourage you to periodically review your investment program with your investment representative, and focus on your continuing long-term goals.

As a Franklin Templeton fund shareholder, you receive the benefits of professional management and dedicated service. Should you have any questions concerning the Franklin New York Tax-Free Income Fund, we welcome the opportunity to answer them.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

Charles B. Johnson
President



Glossary of Investment Terms

Arbitrageur: One who profits from differences in price when he/she simultaneously buys or sells the same security, currency or commodity on two or more markets; by taking advantage of momentary disparities in prices between markets, arbitrageurs perform the economic function of making those markets trade more efficiently.

Coupon: The interest rate on a bond the issuer promises to pay to the holder until the bond matures.

Full Coupon Bond: A bond with a coupon rate that is near or above current market interest rates.

High Grade Bond/High Quality Bond:
A bond rated AAA or AA by Standard & Poor's(R) or Moody's rating services.

Investment Grade Bond: A bond with a rating of AAA to BBB, or the equivalent.

Primary Market: The market for new issues of securities; a market is "primary" if the issuer of the securities receives the proceeds of the sale.

Secondary Market: A market where previously issued securities are bought and sold; the selling dealers and investors receive the proceeds, not the issuer.


MANAGER'S DISCUSSION

Your Fund's Objective:
Seeks to provide high current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting primarily of municipal securities.*

*For investors subject to the alternative minimum tax, a small portion of these dividends may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

During the reporting period, the municipal bond market continued on its normal volatile path -- a trend we have seen for over a year. The yield of the 30-year U.S. Treasury bond rose and fell over the six-month period, climbing as high as 7.13% before ending at 6.36% on November 30. We can think of a couple of reasons for this volatility. First, the Federal Reserve Board's slowness in adjusting short-term interest rates in response to economic conditions led to increased uncertainty and speculation within the fixed-income markets. Second, there has been an increased use of municipal bonds in hedge funds and by arbitrageurs, who tend to be short-term oriented.

It was business as usual for us throughout the reporting period. During the first three months of this fiscal year (June, July and August), the municipal market experienced three relatively minor, and brief, periods of weakness. We took advantage of each to sell lower coupon bonds ranging from 5.25% to 6.00%, and purchased a combination of primary and secondary bonds ranging between 6.00% and 6.625%. In the primary market, our purchases for the most part were rated at least AA by one or both of the major rating agencies. In fact, during one of the market dips in early July, we purchased more than $60 million of insured, AAA-rated bonds with coupons ranging between 6.05% and 6.125%.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Then, in early September, the municipal market began a rally that continued through November. Within this environment, we did little else than fine-tune the portfolio, and with good reason. By November 30, 1996, new and secondary issues were trading at yield levels that were lower than those in the fund's portfolio. Regardless of market direction over the remainder of the fund's fiscal year, the fund is positioned to perform well relative to the New York municipal market.



Franklin New York Tax-Free Income Fund
   Portfolio Breakdown on November 30, 1996
   Based on Total Long-Term Investments

                                        % of Total
                                         Long-Term
   Sector                               Investments

   Hospitals                               21.0%

   Housing                                 15.3%

   Pre-Refunded                            11.3%

   Utilities                                9.8%

   Transportation                           9.5%

   Education                                8.7%

   Health Care                              7.3%

   Other Revenue                            6.4%

   General Obligations                      5.2%

   Sales Tax                                3.3%

   Certificates of Participation            1.9%

   Industrial                               0.3%

For a complete list of portfolio holdings, please see page 9 of this report.

Performance Summary

Class I

We are pleased to report that the Franklin New York Tax-Free Income Fund's share price, as measured by net asset value, increased 31 cents, from $11.46 on May 31, 1996, to $11.77 on November 30, 1996.

At the end of this reporting period, the fund's distribution rate was 5.57%, based on an annualization of November's dividend of 5.7 cents ($0.057) per share and the maximum offering price of $12.29 on November 30, 1996. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal, New York state and New York City income tax bracket of 46.6% would need to earn 10.43% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket of 43.9% would need to earn 9.93% from a taxable investment to match the fund's tax-free distribution rate.


   Franklin New York Tax-Free Income Fund
   Class I

   Dividend Distributions 6/01/96 - 11/30/96

                                          Dividend

   Month                                  per Share

   June                                   5.8 cents

   July                                   5.8 cents

   August                                 5.8 cents

   September                              5.7 cents

   October                                5.7 cents

   November                               5.7 cents

   Total                                 34.5 cents



GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT




Franklin New York Tax-Free Income Fund -- Class I

Periods ended November 30, 1996

                                                                        Since
                                                                      Inception
                                           1-Year  5-Year    10-Year  (9/13/82)
Cumulative Total Return1                    5.24%  43.82%    105.43%   252.14%
Average Annual Total Return2                0.75%   6.61%     7.00%     8.93%
Distribution Rate3                  5.57%
Taxable Equivalent
Distribution Rate4                 10.43%
30-Day Standardized Yield5          4.94%
Taxable Equivalent Yield4           9.25%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 4.25% initial sales charge. See Note below.

3. Based on an annualization of the current 5.7 cent per share monthly dividend and the maximum offering price of $12.29 on November 30, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal, New York state and New York City personal income tax bracket of 46.6%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1996.

Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under Rule 12b-1, which affects subsequent performance.

All total return calculations assume reinvestment of dividends and capital gains at net asset value, and 12b-1 fees from the date of the plan's implementation. Your investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

Performance Summary

Class II

We are pleased to report that the Franklin New York Tax-Free Income Fund's share price, as measured by net asset value, increased 31 cents, from $11.45 on May 31, 1996, to $11.76 on November 30, 1996.

At the end of this reporting period, the fund's distribution rate was 5.19%, based on an annualization of the current monthly dividend of 5.14 cents ($0.0514) per share and the offering price of $11.88 on November 30, 1996. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal, New York state and New York City income tax bracket of 46.6% would need to earn 9.72% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket of 43.9% would need to earn 9.25% from a taxable investment to match the fund's tax-free distribution rate.

   Franklin New York Tax-Free Income Fund
   Class II

   Dividend Distributions 6/01/96 - 11/30/96

                                         Dividend
   Month                                 per Share

   June                                  5.22 cents

   July                                  5.24 cents

   August                                5.24 cents

   September                             5.14 cents

   October                               5.14 cents

   November                              5.14 cents

   Total                                31.12 cents


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT



Franklin New York Tax-Free Income Fund -- Class II

Periods ended November 30, 1996

                                                                        Since
                                                                      Inception
                                                            1-Year    (5/1/95)
Cumulative Total Return1                                     4.57%     11.59%
Average Annual Total Return2                                 2.54%      6.46%
Distribution Rate3                                  5.19%
Taxable Equivalent Distribution Rate4               9.72%
30-Day Standardized Yield5                          4.53%
Taxable Equivalent Yield4                           8.48%

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. It includes the 1.0% initial sales charge and the 1.0% Contingent Deferred Sales Charge (CDSC), applicable to shares redeemed within the first 18 months of investment. See Note below.

3. Based on an annualization of the current 5.14 cent per share monthly dividend and the offering price of $11.88 on November 30, 1996.

4. Taxable equivalent distribution rate and yield assume the 1996 maximum combined federal, New York state and New York City personal income tax bracket of 46.6%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1996. Note:

All total return calculations assume reinvestment of dividends and capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.

1996 Annual Meeting of Shareholders

At an adjournment to the September 18, 1996 annual meeting of shareholders of the Fund held on November 14, 1996, shareholders of the Fund voted as follows:

Regarding the election of the nominees for directors, shareholders of the Fund voted as follows:


Director                                             For       (%) of Voted   % of Total    Withhold         %
Harris J. Ashton                                 334,030,311      95.20%        80.56%     16,854,414      4.80%
S. Joseph Fortunato                              333,992,599      95.19%        80.56%     16,892,126      4.81%
Charles B. Johnson                               334,013,021      95.19%        80.56%     16,871,704      4.81%
Rupert H. Johnson, Jr.                           334,069,193      95.21%        80.57%     16,815,532      4.79%
Gordon S. Macklin                                333,920,004      95.17%        80.54%     16,964,721      4.83%

Regarding the selection of Coopers & Lybrand L.L.P., Certified Public
Accountants, as the independent auditors for the Fund for the fiscal year ending
May 31, 1997, the shareholders of the Fund voted as follows:
                                                                          Shares Voted    % of Voted   % of Total
For                                                                        330,811,096      94.28%       79.79%
Against                                                                     3,914,778        1.12%        0.94%
Abstain                                                                     16,158,848       4.61%        3.90%

Regarding the approval of a change of the Fund's place and form of organization from a New York Corporation to a Delaware Business Trust, the proposal was approved by the shareholders and the vote was as follows:
                                                    Class I                                Class II
                                          ---------------------------             --------------------------
                                     Shares Voted % of Voted % of Total Shares    Voted % of Voted % of Total
                                          ---------------------------             --------------------------
For                                   274,213,776     78.88%     66.78%        2,255,791     69.32%      56.39%
Against                                22,431,863      6.45%      5.46%         138,671       4.26%       3.47%
Abstain                                22,907,676      6.59%      5.58%         214,392       6.59%       5.36%
Broker Non-Vote                        28,077,303      8.08%      6.84%         645,250      19.83%      16.13%

Regarding the consideration of and acting upon any other business that may legally come before the Meeting or any adjournment thereof, the proposal was approved by the shareholders and the vote was as follows:
                                                    Class I                                Class II
                                          ---------------------------             --------------------------
                                     Shares Voted % of Voted % of Total Shares   Voted % of Voted % of Total
                                          ---------------------------             --------------------------
For                                   310,961,690     89.45%     75.73%        2,889,769     88.80%      72.24%
Against                                7,220,680       2.08%      1.76%          39,410       1.21%       0.99%
Abstain                                29,448,249      8.47%      7.17%         324,924       9.99%       8.12%

FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.

Statement of Investments in Securities and Net Assets, November 30, 1996 (unaudited)


     Face                                                                                              Value
    Amount                                                                                           (Note 1)
                 Long Term Investments  98.2%
                 Bonds  96.5%
$   5,250,000    Albany Housing Authority, Limited Obligation, Refunding, 6.25%, 10/01/12 ....       $ 5,444,250
    1,610,000    Albany Parking Authority Revenue, Refunding, Series A, 6.85%, 11/01/12 ......         1,723,505
    6,035,000    Auburn, IDA, MFR, Auburn Memorial Home, 6.50%, 02/01/34 .....................         6,257,571
                 Babylon IDA, Resource Recovery Revenue, Ogden Martin System, Inc.,
                  Pre-Refunded,
    8,090,000       Series A, 8.50%, 01/01/19 ................................................         8,874,487
    2,845,000       Series C, 8.50%, 01/01/19 ................................................         3,120,880
   10,750,000    Babylon IDA, Waste Facilities Revenue, Community Waste Management, Series A,
                  Pre-Refunded, 7.875%, 07/01/06 .............................................        11,939,273
    1,000,000    Batavia Housing Authority Mortgage Revenue, Refunding, Washington Towers,
                  Series A, 6.50%, 01/01/23 ..................................................         1,030,050
   95,295,000    Battery Park City Authority Revenue, Refunding, Junior Lien, Series A, 5.80%,
                  11/01/22 ...................................................................        94,031,388
    8,160,000    Bethany Retirement Home, Inc., Mortgage Loan Revenue, 7.50%, 02/01/34 .......         9,353,074
    1,440,000    Cattaraugus County COP, Olean Project Facility, Series A, Pre-Refunded, 8.50%,
                  08/01/09 ...................................................................         1,572,264
    5,375,000    Clinton County COP, Correctional Facilities Project, 8.125%, 08/01/17 .......         6,635,599
    6,400,000    Cortland County IDA, Civic Facilities Revenue, Cortland Memorial Hospital, Inc.
                  Project, 6.25%, 07/01/24 ...................................................         6,426,368
    5,205,000    Franklin County COP, Court House Redevelopment Project, 8.125%, 08/01/06 ....         5,725,500
    4,790,000    Franklin County IDA, Lease Revenue, County Correctional Facilities Project, 6.75%,
                  11/01/12 ...................................................................         5,096,847
    5,385,000    Guam Airport Authority Revenue, Series A, 6.50%, 10/01/23 ...................         5,596,684
                 Guam Power Authority Revenue, Series A,
    5,075,000       6.30%, 10/01/12 ..........................................................         5,222,632
    2,900,000       6.625%, 10/01/14 .........................................................         3,070,288
   45,340,000       6.30%, 10/01/22 ..........................................................        46,373,299
   25,500,000       6.75%, 10/01/24 ..........................................................        27,037,395
    1,385,000    Hamilton Elderly Housing Corp., Mortgage Revenue, Hamilton Apartments Project,
                  11.25%, 01/01/15 ...........................................................         1,450,386
    1,915,000    Ilion Elderly Housing Corp., Mortgage Revenue, Section 8, Housing Assistance
                  Revenue, 7.25%, 07/01/09 ...................................................         1,917,375
    1,360,000    Lincoln Towers Housing Corp., Mortgage Revenue, Lincoln Towers Project,
                  11.25%, 01/01/15 ...........................................................         1,426,218
   35,620,000    Metropolitan Transportation Authority, Commuter Facilities Revenue, Series A,
                  6.50%, 07/01/24 ............................................................        37,270,275
                 Metropolitan Transportation Authority, Service Contract Revenue,
   10,255,000       Commuter Facilities, 6.00%, 07/01/21 .....................................        10,335,809
    4,235,000       Commuter Facilities, Series 3, 6.00%, 07/01/19 ...........................         4,259,012
   31,605,000       Commuter Facilities, Series 5, 7.00%, 07/01/12 ...........................        34,285,104
                 Metropolitan Transportation Authority, Service Contract Revenue, (cont.)
$  24,160,000       Refunding, Commuter Facilities, Series N, 7.125%, 07/01/09 ...............      $ 26,574,550
   17,470,000       Refunding, Commuter Facilities, Series 5, 6.50%, 07/01/16 ................        18,158,493
    2,740,000       Refunding, Commuter Facilities, Series 5, 6.00%, 07/01/18 ................         2,764,852
   30,935,000       Refunding, Transit Facilities, Series 5, 7.00%, 07/01/12 .................        33,558,288
   40,495,000       Refunding, Transit Facilities, Series 5, 6.50%, 07/01/16 .................        42,090,908
    7,725,000       Refunding, Transit Facilities, Series 5, 6.00%, 07/01/18 .................         7,795,066
   12,625,000       Refunding, Transit Facilities, Series N, 7.125%, 07/01/09 ................        13,886,743
    2,000,000       Transit Facilities, Series 6, 7.00%, 07/01/09 ............................         2,174,700
                 Metropolitan Transportation Authority, Transit Facilities Revenue, Series A,
                  FSA Insured,
   16,940,000       6.10%, 07/01/21 ..........................................................        17,875,088
   18,725,000       6.10%, 07/01/26 ..........................................................        19,676,605
    1,285,000    Monroe County IDA Revenue, Civic Facilities, De Paul Community Facilities,
                  6.50%, 02/01/24 ............................................................         1,382,107
                 New York City GO,
      165,000       Series 1986-D, 8.50%, 08/01/02 ...........................................           169,288
       60,000       Series 1986-D, 8.50%, 08/01/11 ...........................................            61,597
       45,000       Series 1986-D, 8.50%, 08/01/14 ...........................................            46,197
       10,000       Series 1986-D, 8.50%, 08/01/16 ...........................................            10,260
    2,115,000       Series 1987-A, Pre-Refunded, 8.75%, 11/01/14 .............................         2,245,030
    1,180,000       Series 1987-D, 8.50%, 08/01/08 ...........................................         1,236,723
    1,055,000       Series 1987-D, 8.50%, 08/01/09 ...........................................         1,105,366
    1,395,000       Series 1987-D, 8.50%, 08/01/10 ...........................................         1,461,597
    5,330,000       Series 1987-D, Pre-Refunded, 8.50%, 08/01/09 .............................         5,611,104
    4,000,000       Series 1990-B, 7.00%, 06/01/13 ...........................................         4,227,280
    6,725,000       Series 1990-B, 7.00%, 06/01/14 ...........................................         7,107,115
    3,895,000       Series 1990-B, 7.00%, 06/01/15 ...........................................         4,124,260
      355,000       Series 1990-B, Pre-Refunded, 7.00%, 06/01/15 .............................           397,394
    1,540,000       Series 1991-A, 7.75%, 08/15/13 ...........................................         1,730,729
      460,000       Series 1991-A, Pre-Refunded, 7.75%, 08/15/13 .............................           530,329
    2,000,000       Series 1991-B, 7.75%, 02/01/10 ...........................................         2,261,640
    5,000,000       Series 1991-B, 7.75%, 02/01/11 ...........................................         5,678,450
      500,000       Series 1991-B, 7.75%, 02/01/12 ...........................................           567,115
    1,875,000       Series 1991-B, 7.75%, 02/01/13 ...........................................         2,124,844
   10,950,000       Series 1991-B, 7.75%, 02/01/14 ...........................................        12,409,088
   22,610,000       Series 1991-B, 7.75%, 02/01/15 ...........................................        25,622,783
    1,485,000       Series 1991-B, 7.00%, 02/01/18 ...........................................         1,595,692
      110,000       Series 1991-D, 8.25%, 08/01/13 ...........................................           126,587
       65,000       Series 1991-D, 8.00%, 08/01/17 ...........................................            74,160
                 New York City GO, (cont.)
$   4,710,000       Series 1991-D, Pre-Refunded, 8.25%, 08/01/13 .............................       $ 5,534,391
    3,615,000       Series 1991-D, Pre-Refunded, 8.00%, 08/01/17 .............................         4,210,029
   12,750,000       Series 1992, Rite 1, 7.00%, 10/01/11 .....................................        13,619,805
    1,500,000       Series 1992-B, 6.75%, 10/01/15 ...........................................         1,569,270
    3,100,000       Series 1992-C, Sub-Series C, 7.00%, 08/01/16 .............................         3,385,851
    1,400,000       Series 1992-C, Sub-Series C, Pre-Refunded, 7.00%, 08/01/16 ...............         1,593,102
    2,500,000       Series 1992-D, 7.50%, 02/01/18 ...........................................         2,795,375
   10,000,000       Series 1992-H, 7.20%, 02/01/13 ...........................................        11,004,100
    4,000,000       Series 1992-H, 7.20%, 02/01/14 ...........................................         4,401,640
    4,600,000       Series 1992-H, 7.20%, 02/01/15 ...........................................         4,990,126
    2,500,000       Series 1992-H, 7.00%, 02/01/16 ...........................................         2,686,350
    6,500,000       Series 1992-H, 7.00%, 02/01/17 ...........................................         6,984,510
    4,225,000       Series 1992-H, 7.00%, 02/01/18 ...........................................         4,539,932
    2,000,000       Series 1994-B, Sub-series B-1, 7.00%, 08/15/16 ...........................         2,175,520
   10,000,000       Series 1994-B, Sub-series B-1, 7.50%, 08/15/20 ...........................        11,252,400
    4,000,000       Series 1995-C, 7.20%, 08/15/14 ...........................................         4,275,960
   22,135,000       Series 1995-C, 7.25%, 08/15/24 ...........................................        23,688,434
      610,000       Series 1995-C, Pre-Refunded, 7.25%, 08/15/24 .............................           684,365
   11,240,000       Series 1995-F, 6.625%, 02/15/25 ..........................................        11,690,499
    1,445,000       Series A, 7.75%, 08/15/14 ................................................         1,623,327
    8,555,000       Series A, Pre-Refunded, 7.75%, 08/15/14 ..................................         9,902,499
    1,400,000       Series A, 7.75%, 08/15/15 ................................................         1,620,514
    2,675,000       Series A, 6.55%, 08/01/17 ................................................         2,723,498
   17,000,000       Series A-1, 6.625%, 08/01/25 .............................................        17,703,630
    3,690,000       Series C, Pre-Refunded, 7.00%, 02/01/12 ..................................         3,761,180
      260,000       Series D, Pre-Refunded, 8.50%, 08/01/13 ..................................           266,757
      320,000       Series D, Pre-Refunded, 8.50%, 08/01/15 ..................................           328,512
      600,000       Series F, 8.40%, 11/15/08 ................................................           701,496
    6,900,000       Series F, Pre-Refunded, 8.40%, 11/15/08 ..................................         8,215,209
      265,000       Series F, 8.40%, 11/15/09 ................................................           309,191
    3,085,000       Series F, Pre-Refunded, 8.40%, 11/15/09 ..................................         3,673,032
    9,000,000       Series K, 6.25%, 04/01/26 ................................................         9,137,700
                 New York City HDC, MFMR, Series A,
   19,450,000       6.55%, 10/01/15 ..........................................................        20,205,244
   10,000,000       6.55%, 04/01/18 ..........................................................        10,355,200
   51,500,000       6.60%, 04/01/30 ..........................................................        53,155,725
  114,635,000    New York City Health & Hospital Authority, Local Government Revenue, Refunding,
                  Series A, 6.30%, 02/15/20 ..................................................       114,911,270

                 New York City IDA, Civic Facilities Revenue,
$   2,605,000       Federation Protestant Welfare, 6.95%, 11/01/11 ...........................       $ 2,686,120
    4,000,000       New York Blood Center, Inc. Project, Pre-Refunded, 7.20%, 05/01/12 .......         4,619,280
    7,000,000       New York Blood Center, Inc. Project, Pre-Refunded, 7.25%, 05/01/22 .......         8,105,440
    2,500,000       St. Christopher Ottilie Project, 7.50%, 07/01/21 .........................         2,778,400
    8,000,000       The Lighthouse, Inc. Project, 6.50%, 07/01/22 ............................         8,444,080
                 New York City Municipal Water Finance Authority, Water & Sewer System
                  Revenue,
    1,400,000       Series 1991-A, 6.75%, 06/15/16 ...........................................         1,486,604
    1,610,000       Series 1991-A, Pre-refunded, 6.75%, 06/15/16 .............................         1,784,057
   18,100,000       Series 1991-A, 6.75%, 06/15/17 ...........................................        19,219,666
   18,750,000       Series 1991-A, Pre-Refunded, 6.75%, 06/15/17 .............................        20,777,063
   15,700,000       Series 1991-A, Pre-Refunded, 7.10%, 06/15/12 .............................        17,586,983
    4,210,000       Series 1991-C, AMBAC Insured, 6.50%, 06/15/21 ............................         4,342,278
   38,250,000       Series 1992-B, 6.375%, 06/15/22 ..........................................        39,573,833
   17,785,000       Series 1994-A, 7.10%, 06/15/12 ...........................................        19,721,253
    2,215,000       Series 1994-A, Pre-Refunded, 7.10%, 06/15/12 .............................         2,481,221
    2,185,000       Series 1994-A, Pre-Refunded, 7.00%, 06/15/15 .............................         2,409,334
      690,000       Series 1994-A, 7.00%, 06/15/15 ...........................................           770,116
   39,015,000       Series A, 6.125%, 06/15/20 ...............................................        40,501,081
    2,000,000       Series A, 6.25%, 06/15/21 ................................................         2,036,140
    7,000,000       Series A, 6.00%, 06/15/25 ................................................         7,197,890
   41,190,000       Series B, 6.25%, 06/15/20 ................................................        43,163,413
   13,185,000       Series B, 6.50%, 06/15/20 ................................................        14,600,278
    3,075,000       Series C, AMBAC Insured, 6.20%, 06/15/21 .................................         3,254,273
                 New York Housing Corp. Revenue, Series A, Pre-Refunded,
   70,065,000       9.00%, 11/01/17 ..........................................................        74,867,255
    4,000,000       MBIA Insured, 8.625%, 11/01/06 ...........................................         4,260,880
                 New York State COP,
    2,500,000       Commissioner's Office Mental Health, 8.25%, 09/01/07 .....................         2,611,950
    1,750,000       Commissioner's Office Mental Health, 8.30%, 09/01/12 .....................         1,829,660
    6,575,000       Hanson Redevelopment Project, 8.25%, 11/01/01 ............................         7,331,059
   18,045,000       Hanson Redevelopment Project, 8.375%, 05/01/08 ...........................        21,235,356
                 New York State Dormitory Authority Revenue,
    2,545,000       Bishop Henry N. Hucles Nursing Home, 6.00%, 07/01/24 .....................         2,604,578
    5,000,000       City University System, Third General, 6.00%, 07/01/20 ...................         5,045,400
   28,555,000       City University System, Third General, 6.20%, 07/01/22 ...................        29,288,578
   14,900,000       City University System Consolidated, Series C, 7.50%, 07/01/10 ...........        17,659,927
   12,550,000       City University System Consolidated, Series C, 6.00%, 07/01/16 ...........        12,661,444
    3,430,000       City University System Consolidated, Series D, 7.00%, 07/01/09 ...........         3,892,398
                 New York State Dormitory Authority Revenue, (cont.)
$  40,000,000       City University System, Series F, Pre-Refunded, 7.875%, 07/01/17 .........      $ 45,520,000
    6,000,000       Court Facilities Lease, Series A, 5.50%, 05/15/23 ........................         5,642,220
    1,000,000       Crouse Irving Memorial Hospital, HIBI Insured, 10.50%, 07/01/17 ..........         1,014,360
    2,530,000       Department of Education, 7.75%, 07/01/21 .................................         2,924,807
   14,725,000       Department of Health, 6.20%, 07/01/17 ....................................        15,065,295
    5,355,000       Department of Health, Rosewell Park Cancer Center, 6.625%, 07/01/15 ......         5,726,476
    9,175,000       Department of Health, Rosewell Park Cancer Center, 6.625%, 07/01/24 ......         9,864,226
    3,190,000       Department of Health, Veterans Home, 7.25%, 07/01/11 .....................         3,487,085
    8,480,000       Department of Health, Veterans Home, 6.25%, 07/01/20 .....................         8,712,946
    9,775,000       Department of Health, Veterans Home, 7.25%, 07/01/21 .....................        10,647,908
    2,115,000       Fashion Institute of Technology, 7.50%, 07/01/20 .........................         2,302,579
    2,355,000       Genessee Valley, Series A, 6.90%, 02/01/32 ...............................         2,506,050
    2,415,000       Heritage House Nursing Center, 7.00%, 08/01/31 ...........................         2,660,147
    2,875,000       Ideal Senior Living Center Housing Corp., 5.90%, 08/01/26 ................         2,920,770
   14,355,000       Long Island Jewish Medical Center, Series A, 7.75%, 08/15/27 .............        15,179,121
   12,995,000       Long Island University, 6.25%, 09/01/23 ..................................        13,574,707
    5,375,000       New York Medical College, Asset Guaranty, 6.875%, 07/01/21 ...............         5,861,760
    2,000,000       Nursing Home, Wesley Garden, 6.125%, 08/01/35 ............................         2,078,400
    3,000,000       Nyack Hospital, 6.25%, 07/01/13 ..........................................         3,092,070
    5,835,000       Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 08/01/32 ........         6,111,871
   17,320,000       Refunding, City University, 6.00%, 07/01/26 ..............................        17,477,266
    2,000,000       Refunding, City University, Series C, 8.20%, 07/01/14 ....................         2,153,260
    2,885,000       Refunding, City University, Series U, 6.375%, 07/01/08 ...................         3,055,994
    5,405,000       Refunding, City University, Series U, 6.70%, 07/01/09 ....................         5,830,265
   10,215,000       Refunding, City University Systems - Consolidated, Second General, Series A,
                     6.00%, 07/01/17 .........................................................        10,350,042
   23,185,000       Refunding, City University Systems - Consolidated, Third General, Series A,
                     6.00%, 07/01/16 .........................................................        23,473,190
   19,390,000       Refunding, Manhattan College, 6.50%, 07/01/19 ............................        20,478,749
   34,265,000       Refunding, Nursing Home, St. John's Health Care Corp., 6.25%, 02/01/36 ...        35,801,785
   17,670,000       Refunding, State University Educational Facilities, Series A, 6.25%, 05/15/19     18,220,244
   16,000,000       Refunding, State University Educational Facilities, Series A, 6.00%, 05/15/25     16,165,600
    5,200,000       St. Lukes Home Residential Health, 6.375%, 08/01/35 ......................         5,451,576
    2,565,000       State University Athletic Facilities, 7.25%, 07/01/12 ....................         2,800,595
    4,750,000       State University Athletic Facilities, 7.25%, 07/01/21 ....................         5,184,245
   27,730,000       State University Educational Facilities, Series B, 6.25%, 05/15/14 .......        28,789,841
    7,025,000       State University Educational Facilities, Series B, 7.375%, 05/15/14 ......         7,700,665
    7,995,000       State University Educational Facilities, Series B, 7.00%, 05/15/16 .......         8,561,766
   60,795,000       State University Educational Facilities, Series B, 6.25%, 05/15/20 .......        62,582,373
                 New York State Dormitory Authority Revenue, (cont.)
$   7,890,000       State University Educational Facilities, Series B, 5.75%, 05/15/24 .......       $ 7,782,459
    2,565,000       State University Educational Facilities, Series C, 6.125%, 05/15/20 ......         2,587,418
    3,975,000       The Highlands Living, 6.60%, 02/01/34 ....................................         4,286,481
   12,910,000       Upstate Community Colleges, Series A, 6.20%, 07/01/15 ....................        13,251,599
   42,310,000       Upstate Community Colleges, Series A, 6.25%, 07/01/25 ....................        43,393,136
    3,250,000       Upstate Community Colleges, Series A, Pre-Refunded, 7.60%, 07/01/20 ......         3,663,335
    1,000,000       Upstate Community Colleges, Series B, Pre-Refunded, 7.20%, 07/01/21 ......         1,133,460
    6,250,000       W.K. Nursing Home Corp, 6.05%, 02/01/26 ..................................         6,487,813
   11,820,000    New York State Energy Research & Development Authority, Facilities Revenue,
                  Refunding, Cons Edison Co., Series A, 6.10%, 08/15/20 ......................        12,220,225
                 New York State Energy Research & Development Authority, Gas Facilities
                  Revenue, Brooklyn Union Gas Co. Project,
    2,390,000       Series I, 7.125%, 12/01/20 ...............................................         2,468,320
    8,400,000       Series II, 7.00%, 12/01/20 ...............................................         8,670,228
                 New York State Energy Research & Development Authority, PCR,
    3,300,000       Long Island Projects, 7.80%, 12/01/09 ....................................         3,325,575
    5,000,000       Long Island Projects, Series A, 7.50%, 12/01/06 ..........................         5,031,600
   38,145,000       Niagara Mohawk Power Corp. Project, Series 1, 8.875%, 11/01/25 ...........        38,496,697
                 New York State Environmental Facilities Corp., Special Obligation,
    3,000,000       PCR, New York City Municipal Water Finance Authority Project, Series E,
                     6.875%, 06/15/14 ........................................................         3,362,250
    4,000,000       Riverbank State Park, 7.25%, 04/01/07 ....................................         4,294,320
    4,300,000       Riverbank State Park, 7.25%, 04/01/12 ....................................         4,606,203
   28,525,000       Riverbank State Park, 7.375%, 04/01/22 ...................................        30,581,653
                 New York State HFA, Service Contract Obligation Revenue,
    5,000,000       Refunding, Series C, 6.30%, 09/15/12 .....................................         5,154,200
   19,000,000       Refunding, Series C, 6.00%, 09/15/21 .....................................        19,113,620
   14,000,000       Series 1990-A, Pre-Refunded, 7.80%, 09/15/20 .............................        15,982,820
   10,000,000       Series 1991-A, Pre-Refunded, 7.80%, 09/15/20 .............................        11,520,800
    2,375,000       Series 1992-A, 7.25%, 09/15/12 ...........................................         2,629,766
   30,320,000       Series 1992-C, 6.30%, 03/15/22 ...........................................        30,969,758
   99,760,000       Series 1993-C, 6.125%, 03/15/20 ..........................................       101,269,369
   28,330,000       Series 1994-A, 6.50%, 03/15/24 ...........................................        29,469,433
    5,000,000       Series A, 6.375%, 09/15/15 ...............................................         5,203,050
    5,000,000       Series A, 6.00%, 09/15/16 ................................................         5,041,450
    3,000,000       Series A, 5.50%, 09/15/22 ................................................         2,822,850
   11,270,000       Series A, 6.50%, 03/15/25 ................................................        11,756,751

                 New York State HFA Revenue,
$   5,285,000       Children's Rescue Fund Housing, Series A, 7.625%, 05/01/18 ...............       $ 5,590,156
    2,020,000       FHA Insured, Adult Care, Series A, 7.85%, 02/15/30 .......................         2,174,469
    4,245,000       MF Housing, Second Mortgage, Series A, 7.00%, 08/15/23 ...................         4,516,213
    2,500,000       MF Housing, Second Mortgage, Series D, 6.25%, 08/15/23 ...................         2,567,225
    5,500,000       MF Housing, Second Mortgage, Series C, 6.60%, 08/15/27 ...................         5,769,610
    7,095,000       MF Housing, Second Mortgage, Series E, 6.75%, 08/15/25 ...................         7,427,259
   34,515,000       MF Mortgage, AMBAC Insured, Series 1984-B, 6.35%, 08/15/23 ...............        35,671,253
    2,760,000       MF Mortgage, AMBAC Insured, Series B, 6.25%, 08/15/14 ....................         2,863,252
   12,575,000       MF Mortgage, Series 1985-B, FHA Insured, 8.50%, 05/15/28 .................        12,688,678
    8,630,000       MF Mortgage, Series 1991-A, FHA Insured, 7.10%, 08/15/35 .................         9,198,113
    4,885,000       MF Mortgage, Series 1992-A, FHA Insured, 7.00%, 08/15/22 .................         5,172,775
    6,870,000       MF Mortgage, Series 1992-C, FHA Insured, 6.50%, 08/15/24 .................         7,181,761
   11,200,000       Refunding, Health Facilities of New York City, Series A, 6.00%, 05/01/07 .        11,504,528
    2,400,000       Refunding, Health Facilities of New York City, Series A, 6.00%, 11/01/08 .         2,449,536
   16,240,000       Refunding, Health Facilities of New York City, Series A, 8.00%, 11/01/08 .        18,216,895
   80,410,000       Refunding, Health Facilities of New York City, Series A, Pre-Refunded, 8.00%,
                     11/01/08 ................................................................        92,522,962
   26,150,000       Refunding, Housing Project Mortgage, Series A, 6.10%, 11/01/15 ...........        27,128,010
   31,300,000       Refunding, Housing Project Mortgage, Series A, 6.125%, 11/01/20 ..........        32,269,987
    1,000,000       Refunding, MF Mortgage, Series 1992-C, FHA Insured, 6.45%, 08/15/14 ......         1,045,460
                 New York State Local Government Assistance Corp.,
   10,120,000       Series 1991-B, 6.50%, 04/01/20 ...........................................        10,923,933
   39,935,000       Series 1991-C, 6.50%, 04/01/15 ...........................................        42,378,623
    8,750,000       Series 1992-A, 6.875%, 04/01/19 ..........................................         9,883,825
   38,535,000       Series 1992-B, 6.25%, 04/01/21 ...........................................        40,467,530
   42,260,000       Series 1992-C, 6.25%, 04/01/18 ...........................................        44,327,359
                 New York State Medical Care Facilities Finance Agency,
   43,465,000       Albany Medical Center, Alice Hyde Project, Mortgage Revenue, Series A,
                     FHA Insured, 8.00%, 02/15/28 ............................................        46,874,395
    3,500,000       Buffalo General Hospital, Mortgage Revenue, Series C, FHA Insured,
                     Pre-Refunded, 7.70%, 02/15/22 ...........................................         3,790,710
   22,150,000       Catholic Medical Center of Brooklyn & Queens, Inc., Mortgage Revenue,
                     Series A, Pre-Refunded, FHA Insured, 8.30%, 02/15/22 ....................        23,727,302
    5,500,000       Hospital & Nursing Home, Methodist Medical Center, Series A, FHA Insured,
                     6.70%, 08/15/23 .........................................................         5,868,555
    6,415,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.125%,
                     02/15/15 ................................................................         6,653,125
    8,330,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%,
                     02/15/21 ................................................................         8,684,608
                 New York State Medical Care Facilities Finance Agency, (cont.)
$   9,000,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%,
                     08/15/23 ................................................................       $ 9,271,530
   12,235,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%,
                     02/15/27 ................................................................        12,763,552
   26,910,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%,
                     02/15/28 ................................................................        27,915,627
   28,750,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 7.45%,
                     08/15/31 ................................................................        31,699,175
    7,940,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%,
                     08/15/33 ................................................................         8,140,009
   11,670,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%,
                     02/15/34 ................................................................        12,227,709
   12,205,000       Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, 8.875%,
                     08/15/27 ................................................................        12,961,710
   24,000,000       Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, 6.95%,
                     02/15/32 ................................................................        25,834,800
   33,220,000       Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured,
                     Pre-Refunded, 8.00%, 02/15/28 ...........................................        35,797,208
    8,000,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.50%,
                     08/15/21 ................................................................         8,588,000
   21,540,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%,
                     08/15/23 ................................................................        22,383,937
    2,610,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 9.00%,
                     02/15/26 ................................................................         2,635,239
   86,865,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.375%,
                     08/15/29 ................................................................        90,852,972
   15,000,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.65%,
                     08/15/32 ................................................................        15,857,100
   13,375,000       Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.60%,
                     02/15/31 ................................................................        14,135,101
   55,500,000       Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.45%,
                     02/15/32 ................................................................        57,710,565
    3,200,000       Hospital Mortgage, Series A, AMBAC Insured, 6.80%, 08/15/24 ..............         3,554,880
    5,125,000       Hospital Mortgage, Series A, AMBAC Insured, 6.50%, 08/15/29 ..............         5,592,246
   31,210,000       Hospital Mortgage, Series A, AMBAC Insured, 6.90%, 08/15/34 ..............        34,854,080
    4,000,000       Huntington Hospital Mortgage, Refunding, Project A, 6.50%, 11/01/14 ......         4,150,480
    2,670,000       Medina Memorial Hospital Project, Series A, 7.30%, 05/01/11 ..............         2,910,193
   64,110,000       Mental Health Services Facilities, Series A, 8.875%, 08/15/07 ............        67,299,473
    7,405,000       Mental Health Services Facilities, Series A, 7.70%, 02/15/18 .............         7,814,274
                 New York State Medical Care Facilities Finance Agency, (cont.)
$   3,800,000       Mortgage Revenue Project, Series A, 6.50%, 02/15/35 ......................       $ 4,026,176
   23,775,000       Mortgage Revenue Project, Series B, 6.60%, 08/15/34 ......................        25,149,908
   10,200,000       Mortgage Revenue Project, Series C, 6.375%, 08/15/29 .....................        10,701,636
    6,250,000       Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 02/15/35 .........         6,481,813
   13,200,000       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 02/15/35 ........        13,807,992
   16,400,000       Mortgage Revenue Project, Series F, FHA Insured, 6.30%, 08/15/25 .........        17,272,316
   21,050,000       Mortgage Revenue Project, Series F, FHA Insured, 6.375%, 08/15/34 ........        22,036,614
    9,060,000       Mortgage Revenue, Series B, FHA Insured, 6.15%, 02/15/25 .................         9,335,696
    2,200,000       Mortgage Revenue, Series B, FHA Insured, 6.15%, 02/15/35 .................         2,258,410
    5,380,000       North General Hospital, Series 1989-A, 7.35%, 08/15/09 ...................         5,699,142
    9,145,000       Refunding, Beth Israel Medical Center Project, Series A, 7.20%, 11/01/14 .         9,300,191
    1,185,000       Refunding, Good Samaritan Hospital Project Revenue, Series A, 8.00%,
                     11/01/13 ................................................................         1,240,162
    5,050,000       Refunding, Hospital and Nursing Home, Mortgage Revenue, Series A,
                     FHA Insured, 6.20%, 02/15/23 ............................................         5,219,680
    2,635,000       Refunding, Hospital and Nursing Home, Mortgage Revenue, Series B, 6.25%,
                     02/15/25 ................................................................         2,762,508
    4,745,000       Refunding, Hospital and Nursing Home, Mortgage Revenue, Series B,
                     FHA Insured, 6.25%, 02/15/35 ............................................         4,916,722
   30,000,000       Refunding, Hospital and Nursing Home, Series B, 6.125%, 08/15/24 .........        31,026,900
   10,730,000       Refunding, Hospital Mortgage, Series A, FHA Insured, 7.25%, 02/15/12 .....        11,169,179
    6,400,000       Refunding, Nyack Hospital Project Revenue, Series A, Pre-Refunded, 8.30%,
                     11/01/13 ................................................................         7,019,072
    9,900,000       Refunding, Vassar Brothers Hospital Project Revenue, Series A, 8.25%,
                     11/01/13 ................................................................        10,348,173
    1,665,000       Saranac Lake General Hospital Project Revenue, Series A, 7.875%, 11/01/10          1,841,024
    1,410,000       Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ..         1,470,715
   61,770,000       Secured Hospital Revenue, Bronx, Lebanon and The Jamaica Hospital,
                     Series A, 7.10%, 02/15/27 ...............................................        63,116,586
   72,180,000       Secured Hospital Revenue, North General Hospital, Series A, 7.40%, 02/15/19       75,993,991
   22,150,000       Secured Hospital Revenue, Series A, 7.35%, 08/15/11 ......................        23,927,538
   55,225,000       Secured Hospital Revenue, Series A, 7.40%, 08/15/21 ......................        59,131,617
   15,200,000       Secured Hospital Revenue, Series A, 6.25%, 02/15/24 ......................        15,240,280
   19,700,000       Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 ......        20,754,541
   32,450,000       St. Vincent's Hospital, Mortgage Revenue, Series A, FHA Insured, 8.00%,
                     02/15/27 ................................................................        34,101,056
    6,025,000       The Hospital for Special Surgery Revenue, Series A, 6.375%, 08/15/24 .....         6,351,676
   36,650,000       The Hospital for Special Surgery Revenue, Series A, 6.45%, 08/15/34 ......        38,366,320

                 New York State Mortgage Agency, HMR,
$   9,670,000       8th Series C, 8.40%, 10/01/17 ............................................       $ 9,984,565
    1,730,000       8th Series D, 8.375%, 10/01/17 ...........................................         1,796,034
    4,885,000       8th Series E, 8.10%, 10/01/17 ............................................         5,086,311
    3,975,000       10th Series A, 8.10%, 04/01/14 ...........................................         4,145,528
   17,250,000       29th Series B, 6.45%, 04/01/15 ...........................................        17,825,978
    6,225,000       37th Series A, 6.375%, 10/01/14 ..........................................         6,581,070
    9,000,000       37th Series A, 6.45%, 10/01/17 ...........................................         9,496,260
    9,945,000       Series 51, 6.40%, 10/01/17 ...............................................        10,505,500
    6,560,000       Series BB-2, 7.95%, 10/01/15 .............................................         6,775,299
    2,835,000       Series FF, 7.95%, 10/01/14 ...............................................         2,937,117
   10,585,000       Series OO, 8.05%, 10/01/11 ...............................................        11,469,483
   14,650,000       Series RR, 7.75%, 10/01/17 ...............................................        15,488,713
                 New York State Mortgage Agency Revenue,
   13,685,000       8th Series A, 6.875%, 04/01/17 ...........................................        13,851,136
    5,000,000       Homeowners Mortgage, Series 27, 6.90%, 04/01/15 ..........................         5,360,150
    9,880,000       Homeowners Mortgage, Series 41-A, 6.50%, 10/01/17 ........................        10,342,582
    3,800,000       Homeowners Mortgage, Series 43, MBIA Insured, 6.45%, 10/01/17 ............         3,935,660
   23,730,000       Homeowners Mortgage, Series 45, 7.20%, 10/01/17 ..........................        25,556,261
   26,780,000       Homeowners Mortgage, Series 47, 6.375%, 10/01/17 .........................        28,185,950
   10,000,000       Homeowners Mortgage, Series 57, 6.25%, 10/01/15 ..........................        10,298,400
    7,330,000       Homeowners Mortgage, Series 57, 6.30%, 10/01/17 ..........................         7,548,141
    8,590,000       Homeowners Mortgage, Series 57, 6.375%, 10/01/27 .........................         8,848,215
                 New York State Tollway Authority, Service Contract Revenue, Local Highway &
                  Bridge,
   12,630,000       6.20%, 04/01/10 ..........................................................        13,154,777
   18,430,000       6.00%, 01/01/11 ..........................................................        18,707,556
   21,865,000       6.375%, 04/01/12 .........................................................        22,707,677
   23,970,000       6.25%, 04/01/14 ..........................................................        24,890,927
    1,300,000       Pre-Refunded, 7.25%, 01/01/10 ............................................         1,458,548
                 New York State Urban Development Corp. Revenue,
    4,500,000       Cornell Center Project, 6.00%, 01/01/14 ..................................         4,565,790
   81,350,000       Correctional Capital Facilities, Series 5, 6.25%, 01/01/20 ...............        83,670,916
   28,325,000       Refunding, Onondaga County Convention Project, 6.25%, 01/01/20 ...........        29,190,612
    1,500,000       Syracruse University Center, Pre-Refunded, 7.875%, 01/01/17 ..............         1,592,520
    8,500,000       Youth Facilities, 6.00%, 04/01/15 ........................................         8,616,620
                 Niagara Falls GO, Public Improvement, Pre-Refunded,
      805,000       Refunding, 8.15%, 04/01/04 ...............................................           841,048
      790,000       Refunding, 8.15%, 04/01/05 ...............................................           825,376
      775,000       Refunding, 8.15%, 04/01/06 ...............................................           809,705
                 Niagara Falls GO, Public Improvement, Pre-Refunded, (cont.)
$     755,000       Refunding, 8.15%, 04/01/07 ...............................................         $ 788,809
    1,000,000       Series A, 8.15%, 12/01/04 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/05 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/06 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/07 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/08 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/09 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/10 ................................................         1,073,910
    1,000,000       Series A, 8.15%, 12/01/11 ................................................         1,073,910
   11,305,000    North County Development Authority, Solid Waste Systems Revenue,
    5,145,000       6.75%, 07/01/12 ..........................................................         5,447,783
    6,160,000       Pre-Refunded, 6.75%, 07/01/12 ............................................         6,665,736
    2,155,000    Oneida Health Care Corp., Mortgage Revenue, Oneida Health Care, Series A,
                  7.20%, 08/01/31 ............................................................         2,284,903
                 Oneida-Herkimer, Solid Waste Management Authority, Solid Waste Systems
                  Revenue,
    1,390,000       6.20%, 04/01/00 ..........................................................         1,433,952
    1,035,000       6.30%, 04/01/01 ..........................................................         1,076,462
    1,930,000       6.40%, 04/01/02 ..........................................................         2,018,105
    2,075,000       6.50%, 04/01/03 ..........................................................         2,184,373
    1,115,000       6.65%, 04/01/05 ..........................................................         1,187,352
   20,755,000       6.75%, 04/01/14 ..........................................................        21,622,974
                 Port Authority of New York and New Jersey Revenue,
    1,675,000       Consolidated 67th Series, 6.875%, 01/01/25 ...............................         1,794,595
    4,400,000       Consolidated 74th Series, 6.75%, 08/01/26 ................................         4,720,716
   17,000,000    Port Authority of New York and New Jersey, Delta Air Lines Special Project,
                  Series 1, 6.95%, 06/01/08 ..................................................        18,331,440
   14,645,000    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A,
                  Pre-Refunded, 7.875%, 07/01/17 .............................................        15,847,940
    4,000,000    Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                  Revenue, Series Y, 5.00%, 07/01/36 .........................................         3,619,400
    7,375,000    Puerto Rico Commonwealth Highway Authority, Highway Revenue, Series Q,
                  6.00%, 07/01/20 ............................................................         7,459,444
    8,000,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                  Revenue, Series A, 7.90%, 07/01/07 .........................................         8,559,120
    8,100,000    Puerto Rico Commonwealth Urban Renewal and Housing Corp., Refunding,
                  7.875%, 10/01/04 ...........................................................         8,921,016

                 Puerto Rico Electric Power Authority Revenue,
$  28,435,000       Refunding, Series 1987-K, Pre-Refunded, 9.375%, 07/01/17 .................      $ 29,975,893
    7,740,000       Series 1992-R, 6.25%, 07/01/17 ...........................................         8,138,920
   15,565,000       Series 1994-T, 6.375%, 07/01/24 ..........................................        16,460,610
    6,575,000       Series T, 6.00%, 07/01/16 ................................................         6,772,447
                 Puerto Rico Industrial, Medical & Environmental Facilities, PCFA,
    1,000,000       Baxter Travenol Labs, Series A, 8.00%, 09/01/12 ..........................         1,087,420
   21,015,000       Special Facilities, American Airlines Corp., Series A, 8.75%, 12/01/25 ...        22,221,261
                 Puerto Rico Municipal Finance Agency, Series A,
   14,760,000       8.25%, 07/01/08 ..........................................................        15,937,553
   11,000,000       6.50%, 07/01/19 ..........................................................        11,860,860
                 Rensselaer Municipal Leasing Corp., Leasehold Mortgage Revenue, Rensselaer
                  County Nursing Home,
   10,000,000       Series A, 6.90%, 06/01/24 ................................................        10,394,700
    3,345,000       Series B, 6.90%, 06/01/24 ................................................         3,477,027
    4,230,000    Schenectady Municipal Housing Authority Revenue, Annie Schaffer Senior
                  Center, Inc. Project, 6.45%, 05/01/24 ......................................         4,550,761
                 Suffolk County IDA, Civic Facilities Revenue, Dowling College,
    1,870,000       6.70%, 12/01/20 ..........................................................         1,911,738
    4,635,000       8.25%, 12/01/20 ..........................................................         5,378,176
    2,000,000       6.625%, 06/01/24 .........................................................         2,020,300
    1,300,000    Sunnybrook Elderly Housing Corp. Mortgage Revenue, Sunnybrook Apartments
                  Project, 11.25%, 12/01/14 ..................................................         1,353,820
    2,000,000    Syracuse IDA, Civic Facility Revenue, St. Joseph's Hospital Health Center Project,
                  7.50%, 06/01/18 ............................................................         2,141,540
    8,620,000    Ulster County Resource Recovery Agency, Solid Waste Systems Revenue, 6.00%,
                  03/01/14 ...................................................................         8,582,331
                 United Nations Development Corp. Revenue, Refunding, Sub-Lien,
   37,120,000       Series A, 6.00%, 07/01/26 ................................................        37,814,515
   15,370,000       Series B, 6.25%, 07/01/26 ................................................        15,915,174
    3,100,000    Virgin Islands Water and Power Authority Electric System, Series A, 7.40%, 07/01/11   3,308,227
   41,000,000    Warren and Washington Counties IDA Revenue, Refunding, Adirondack Resource
                  Recovery Project, Series A, 7.90%, 12/15/07 ................................        42,213,600
                 Yonkers GO, Series A,
      500,000       9.20%, 02/01/01 ..........................................................           577,300
    1,090,000       9.20%, 02/01/03 ..........................................................         1,303,160
    1,095,000       9.20%, 02/01/04 ..........................................................         1,332,659
    1,095,000       9.20%, 02/01/05 ..........................................................         1,357,486
                                                                                                   -------------
                       Total Bonds (Cost $4,430,492,158)......................................     4,708,236,289
                                                                                                   -------------
                 Zero Coupon/Step-Up Bonds (cont.)
$   1,120,000    Erie County Water Authority, Water Revenue, Refunding, Fourth Resolution,
                  AMBAC Insured, (original accretion rate 7.30%), 12/01/17 ...................         $ 248,629
                 Metropolitan Transportation Authority, Refunding,
    7,500,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.80%),
                     07/01/10 ................................................................         3,497,100
    7,590,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.80%),
                     07/01/11 ................................................................         3,345,672
    2,065,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.85%),
                     07/01/13 ................................................................           799,176
    4,750,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.85%),
                     07/01/14 ................................................................         1,730,045
   13,125,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.75%), 07/01/09    6,553,444
    9,000,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/10    4,196,520
   21,200,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/11    9,344,960
   15,380,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/12    6,370,242
    7,935,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/13    3,070,924
    3,500,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.546%), 07/01/14   1,274,770
                 New York City GO,
    8,875,000       Citysavers, Series B, (original accretion rate 8.25%), 08/01/09 ..........         4,230,269
    1,030,000       Citysavers, Series B, (original accretion rate 8.66%), 06/01/12 ..........           407,252
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/12 ..........           395,242
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/13 ..........           381,739
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/13 ..........           370,429
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/14 ..........           359,439
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/14 ..........           348,789
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/15 ..........           339,055
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/15 ..........           329,023
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/16 ..........           317,477
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/16 ..........           308,032
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/17 ..........           298,875
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/17 ..........           289,986
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/18 ..........           281,365
    1,005,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/18 ..........           266,365
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/19 ..........           264,875
    1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/19 ..........           256,995
   10,000,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/20 ..........         2,420,900
    2,500,000       M-Raes, Series 29, zero coupon to 03/15/00, (original accretion rate 8.50%),
                     8.00% thereafter, 03/15/12 ..............................................         2,196,325
    3,875,000       M-Raes, Series 30, zero coupon to 03/15/00, (original accretion rate 8.50%),
                     8.00% thereafter, 03/15/13 ..............................................         3,404,304
                 New York City GO, (cont.)
$  17,400,000       M-Raes, Series 36, zero coupon to 10/01/02, (original accretion rate 7.00%),
                     7.00% thereafter, 10/01/14 ..............................................      $ 12,400,806
    2,690,000       Series A-2, (original accretion rate 5.95%), 08/01/10 ....................         1,199,713
   21,625,000    Triborough Bridge and Tunnel Authority, Convention Center Project, Series E,
                  (original accretion rate 7.50%), 01/01/12 ..................................         9,093,313
                                                                                                   -------------
                       Total Zero Coupon/Step-Up Bonds, (Cost $72,847,108)....................        80,592,050
                                                                                                   -------------
                       Total Long Term Investments (Cost $4,503,339,266)......................     4,788,828,339
                                                                                                   -------------
                 aShort Term Investments  .1%
                 New York City Municipal Water Finance Authority, Water and Sewer System
                  Revenue, Daily VRDN and Put,
      700,000       Series C, 4.10%, 06/15/22 ................................................           700,000
    6,000,000       Series G, 4.00%, 06/15/24 ................................................         6,000,000
                                                                                                   -------------
                          Total Short Term Investments (Cost $6,700,000)......................         6,700,000
                                                                                                   -------------
                           Total Investments (Cost $4,510,039,266)  98.3%.....................     4,795,528,339
                           Other Assets and Liabilities, Net  1.7%............................        84,627,816
                                                                                                   -------------
                           Net Assets  100.0%.................................................    $4,880,156,155
                                                                                                   =============


                 At November 30, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of
                  $4,511,591,649 was as follows:
                   Aggregate gross unrealized appreciation for all investments in which there
                  was an excess of value over tax cost........................................     $ 284,105,935
                   Aggregate gross unrealized depreciation for all investments in which there
                  was an excess of tax cost over value .......................................          (169,245)
                                                                                                   -------------
                   Net unrealized appreciation................................................     $ 283,936,690
                                                                                                   =============



PORTFOLIO ABBREVIATIONS:
AMBAC    - American Municipal Bond Assurance Corp.
COP      - Certificate of Participation
FHA      - Federal Housing Authority/Agency
FSA      - Financial Security Assistance
GO       - General Obligation
HDC      - Housing Development Corp.
HFA      - Housing Finance Authority/Agency
HIBI     - Health Industry Bond Insurance
HMR      - Home Mortgage Revenue
IDA      - Industrial Development Authority/Agency
MBIA     - Municipal Bond Investors Assurance Corp.
MF       - Multi-Family
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue

aVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).



FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.

Financial Statements

Statement of Assets and Liabilities
November 30, 1996 (unaudited)


Assets:
 Investments in securities, at value
 (identified cost $4,510,039,266)       $4,795,528,339
 Cash                                           39,354
 Receivables:
  Interest                                  85,848,283
  Investment securities sold                    85,278
  Capital shares sold                        1,940,778
                                        --------------
      Total assets                       4,883,442,032
                                        --------------
Liabilities:
 Payables:
  Capital shares repurchased                   728,892
  Management fees                            1,850,863
  Distribution fees                            511,611
  Shareholder servicing costs                  185,512
 Accrued expenses and other liabilities          8,999
                                        --------------
      Total liabilities                      3,285,877
                                        --------------
Net assets, at value                    $4,880,156,155
                                        ==============


Net assets consist of:
 Undistributed net investment income         $ 597,479
 Net unrealized appreciation on
 investments                               285,489,073
 Undistributed net realized gain             3,571,227
 Class I capital shares                  4,533,702,069
 Class II capital shares                    56,796,307
                                        --------------
Net assets, at value                    $4,880,156,155
                                        ==============
Class l Shares:
 Net assets, at value                   $4,822,705,511
                                        ==============
Shares outstanding                         409,628,652
                                        ==============
 Net asset value per share*                     $11.77
                                        ==============
Class II Shares:
 Net assets, at value                     $ 57,450,644
                                        ==============
 Shares outstanding                          4,883,244
                                        ==============
 Net asset value per share*                     $11.76
                                        ==============



Statement of Operations
for the six months ended November 30, 1996 (unaudited)
Investment income:
 Interest (Note 1)                       $155,117,330
Expenses:
 Management fees (Note 5)    $10,955,728
 Distribution fees-Class l
 (Note 5)                      1,655,985
 Distribution fees-Class ll
 (Note 5)                        158,224
 Shareholder servicing costs
 (Note 5)                        686,726
 Reports to shareholders         411,428
 Custodian fees                   24,161
 Professional fees                68,101
 Directors' fees and expenses     33,360
 Registration and filing fees     18,863
 Other                            72,164
                          --------------

      Total expenses                       14,084,740
                                        --------------
       Net investment
 income                                   141,032,590
                                        --------------

Realized and unrealized gain (loss) on investments:
  Net realized loss                        (5,687,163)
  Net unrealized appreciation             137,935,442
                                        --------------
Net realized and unrealized
 gain (loss) on investments               132,248,279
                                        --------------
Net increase in net assets
  resulting from operations              $273,280,869
                                        ==============

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.

Financial Statements (cont.)

Statements of Changes in Net Assets for the six months ended November 30,1996 (unaudited) and the year ended May 31, 1996



                                                                              Six months ended      Year ended
                                                                              November 30, 1996    May 31, 1996
                                                                                ------------        -----------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................................     $ 141,032,590     $ 286,566,316
  Net realized gain (loss) from securitiy transactions......................        (5,687,163)       16,081,912
  Net unrealized appreciation (depreciation ) on investments................       137,935,442      (129,808,598)
                                                                                ------------        -----------
      Net increase in net assets resulting from operations..................       273,280,869       172,839,630
Distributions to shareholders:
 From undistributed net investment income:
  Class l ..................................................................      (141,784,412)     (289,772,039)
  Class ll .................................................................        (1,273,628)       (1,035,919)
Increase in net assets from capital share transactions (Note 3).............         1,403,538       139,529,436
                                                                                ------------        -----------
      Net increase in net assets............................................       131,626,367        21,561,108
Net assets:
 Beginning of period........................................................     4,748,529,788     4,726,968,680
                                                                                ------------        -----------
 End of period (including undistributed net investment income of
 $597,479- 11/30/96 and $2,622,929- 5/31/96)................................    $4,880,156,155    $4,748,529,788
                                                                                ============        ===========


FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.

Notes to Financial Statements (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund, Inc., (the Fund) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Fund seeks to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The offering of Class II shares began May 1, 1995, at which time all previously outstanding shares became Class I shares. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuations:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of a security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

b. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized as required by the Internal Revenue Code.

Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatment of wash sale transactions.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. NET REALIZED CAPITAL GAINS - TAX BASIS

At May 31, 1996, for tax purposes, the Fund had undistributed capital gains of $10,751,223.

For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial statement purposes at November 30, 1996 by $1,552,383.


3. CAPITAL STOCK

At November 30, 1996, there were 2,500,000,000 Class I shares and 2,500,000,000 Class II of $0.01 par value capital stock authorized. Transactions in the Fund's shares were as follows:

Class I Shares:


                                                              Six Months Ended                Year Ended
                                                              November 30, 1996              May 31, 1996
                                                            ---------------------        ---------------------
                                                           Shares        Amount         Shares        Amount
                                                          ---------    -----------     ---------    -----------
 Shares sold ..........................................  17,932,193   $ 207,058,558   40,645,245   $ 474,291,793
 Shares issued in reinvestment of distributions .......   5,598,544      64,407,077   11,218,379     130,789,081
 Shares redeemed ...................................... (24,871,423)   (287,050,519) (43,189,318)   (503,461,711)
                                                          ---------    -----------     ---------    -----------
Net increase (decrease) ...............................  (1,340,686)  $ (15,584,884)   8,674,306   $ 101,619,163
                                                          =========    ===========     =========    ===========
Class II Shares:

 Shares sold ..........................................   1,684,589    $ 19,428,105    3,404,484    $ 39,730,816
 Shares issued in reinvestment of distributions .......      65,642         755,307       51,428         599,454
 Shares redeemed ......................................    (276,905)     (3,194,990)    (209,017)     (2,419,997)
                                                          ---------    -----------     ---------    -----------
Net increase ..........................................   1,473,326    $ 16,988,422    3,246,895    $ 37,910,273
                                                          =========    ===========     =========    ===========

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the six months ended November 30, 1996, aggregated $327,477,628 and $337,317,293, respectively.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Investment Advisory Services, Inc., (Investment Advisory), provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed monthly based on the net assets of the Fund on the last day of the month as follows:

 Annualized Fee Rate                    Month End Net Assets
   -------------    -----------------------------------
      0.625%        First $100 million
      0.50%         Over $100 million, up to and including $250 million
      0.45%         Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Investment Advisory, Franklin Templeton Services, Inc. (FTServices) provides administrative services and facilities for the Fund. The fee is paid by Advisory and computed monthly based on average daily net assets. It is not a separate expense of the fund.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

b. Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred by the Fund for the six months ended November 30, 1996, aggregated $686,726, of which $559,838 was paid to Investor Services.

c. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Fund will reimburse Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to a maximum of 0.10% per annum for Class I and 0.65% per annum for Class II, of the average daily net assets of each class for costs incurred in the promotion, offering and marketing of the Fund's shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Fund under the Plans aggregated $1,814,209 for the six months ended November 30, 1996.

In its capacity as underwriter for the shares of the Fund, Distributors receives commissions on sales of the Fund's capital stock. Commissions are deducted from the gross proceeds received from the sale of the capital stock of the Fund, and as such are not expenses of the Fund. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Fund's shares. Commissions received by Distributors and the amounts paid to other dealers for the six months ended November 30, 1996, amounted to:

                                                Class I   Class II
                                               --------    -------
 Total Commissions received.................  $5,024,319  $205,247
 Paid to other dealers......................  $4,691,744  $376,322
 Contingent deferred sales charge...........      $ 0     $ 13,291

d. Other Affiliated Parties and Transactions:

During the six months ended November 30, 1996, legal fees of $21,319 were incurred to a law firm in which Brian E. Lorenz, secretary of the Fund, is a partner.

Certain officers and directors of the Fund are also officers and/or directors of Distributors, Advisory, FT Services, and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.

6. CREDIT RISK

Although the Fund has a diversified portfolio, substantially all of its investments are in the securities of issuers in Guam, New York, and Puerto Rico. Such concentration may subject the Fund more significantly to economic changes occurring within that state and territories.

7. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period are as follows:



                                        Six months ended                    Year Ended May 31,
Class I Shares:                         November 30, 1996   1996       1995        1994       1993       1992
------------------------------            ------------    --------   --------    --------   --------   --------
Per Share Operating Performance
Net asset value at beginning of period.    $11.46         $11.75      $11.72     $12.07     $11.45     $10.94
                                          ------------    --------   --------    --------   --------   --------
 Net investment income.................      0.34           0.70        0.73       0.75       0.77       0.78
 Net realized and unrealized gain (loss)
 on securities.........................      0.315         (0.279)      0.056     (0.338)     0.630      0.523
                                          ------------    --------   --------    --------   --------   --------
Total from net investment income.......      0.655          0.421       0.786      0.412      1.400      1.303
                                          ------------    --------   --------    --------   --------   --------
Distributions from net investment income    (0.345)        (0.711)     (0.756)    (0.762)    (0.780)    (0.793)
                                          ------------    --------   --------    --------   --------   --------
Net asset value at end of period.......    $11.77         $11.46      $11.75     $11.72     $12.07     $11.45
                                          ============    ========   ========    ========   ========   ========
Total Return*..........................      5.82%          3.65%       7.10%      3.18%     12.35%     12.05%
Ratios/Supplemental Data
 Net assets at end of period (in 000's)   $4,822,706    $4,709,483  $4,725,056   $4,609,999 $4,339,249 $3,570,851
 Ratio of expenses to average net assets     0.58%**        0.58%       0.57%      0.52%      0.52%     0.51%
 Ratio of net investment income to
 average net assets....................      5.88%**        5.99%       6.39%      6.19%      6.56%      7.01%
 Portfolio turnover rate...............      6.95%         28.34%      40.56%     25.67%     12.28%     19.37%

                                                                            Six months ended  Year Ended May 31,
Class II Shares:                                                            November 30, 1996  1996    19951, 2
--------------------------------------------------------                      ------------    ------   --------
Per Share Operating Performance
Net asset value at beginning of period....................................     $11.45        $11.73    $11.50+
                                                                              ------------    ------   --------
 Net investment income....................................................       0.31          0.65      0.05
 Net realized and unrealized gain (loss ) on securities...................       0.311        (0.286)    0.243
                                                                              ------------    ------   --------
Total from investment income..............................................       0.621         0.364     0.293
                                                                              ------------    ------   --------
Distributions from net investment income..................................      (0.311)       (0.644)   (0.063)
                                                                              ------------    ------   --------
Net asset value at end of period..........................................     $11.76        $11.45    $11.73
                                                                              ============    ======   ========
Total Return*.............................................................       5.52%         3.14%     2.56%
Ratios/Supplemental Data
 Net assets at end of period (in 000's)...................................       $57,451      $39,047   $1,913
 Ratio of expenses to average net assets..................................       1.16%**       1.16%     1.09%**
 Ratio of net investment income to average net assets.....................       5.31%**       5.43%     5.32%**
 Portfolio turnover rate..................................................       6.95%        28.34%    40.56%

*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or contingent deferred sales charge, and assumes reinvestment of dividends and capital gains at net asset value. Prior to May 1, 1994, dividends were reinvested at the maximum offering price, and capital gains at net asset value. Effective May 1, 1994, with the implementation of the Rule 12b-1 distribution plan for Class I shares, the sales charge on reinvested dividends was eliminated.
**Annualized
+The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.063 per share. The net asset value per share at beginning of period includes this dividend.
1Per share amounts have been calculated using the daily average shares outstanding during the period.
2For the period May 1, 1995 (effective date) to May 31, 1995.

Franklin New York Tax-Free Income Fund Semi-Annual Report November 30, 1996.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie chart format the fund'securities breakdown by sector as a percentage of the fund's total long-term investments.

Quality Breakdown on November 30, 1996
AAA                                                           24.5%
AA                                                            15.9%
A                                                             12.8%
BBB                                                           44.9%
Below Investment Grade                                         1.9%

GRAPHIC MATERIAL (2)

This bar chart shows the comparison between the fund's disribution rate of 5.57%, the New York State taxable equivalent distribution rate of 9.93%, and the New York State/City taxable equivalent distribution rate of 10.43%, for Class I shares.

GRAPHIC MATERIAL (3)

This bar chart shows the comparison between the fund's disribution rate of 5.19%, the New York State taxable equivalent distribution rate of 9.25%, and the New York State/City taxable equivalent distribution rate of 9.72%, for Class II shares.